Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,908,174)	$ (6,859,017)	$ (9,253,323)	$ (7,589,404)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	387,227	930,873	1,203,663	3,122,944
Consulting services paid by issuance of common stock	0	25,000	25,000	44,640
Depreciation expense	4,659	613	1,325	0
Change in assets and liabilities
Increase in prepaid expenses	(250,858)	(67,553)	(10,014)	(87,059)
Increase (decrease) in accounts payable and accrued expenses - related party	36,547	51,749	(51,779)	(988,857)
Increase (decrease) in accounts payable	231,970	183,919	659,146	(72,734)
Increase in accrued expenses	22,880	637,316	273,406	37,029
Total adjustments	432,425	1,761,917	2,100,747	2,055,963
Net Cash Used in Operating Activities	(6,475,749)	(5,097,100)	(7,152,576)	(5,533,441)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(11,827)	(48,720)	(54,943)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	28,904	0
Repayments on note payable	(10,511)	0
Issuance of preferred stock, net of transaction costs			0	20,750,000
Proceeds from exercise of common stock warrants	2,363	0	6,132	0
Repayment of advances from related party			0	(4,815)
Net Cash Provided by Financing Activities	20,756	0	6,132	20,745,185
NET (DECREASE) INCREASE IN CASH	(6,466,820)	(5,145,820)	(7,201,387)	15,211,744
CASH AT BEGINNING OF PERIOD	8,010,357	15,211,744	15,211,744	0
CASH AT END OF PERIOD	$ 1,543,537	$ 10,065,924	$ 8,010,357	$ 15,211,744
DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of Series A convertible redeemable preferred stock to common stock	4,002,153	304,515	1,419,410	0